INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2025
Investment property [abstract]
Schedule of Roll Forward of Investment Property Balances
The following table presents a roll forward of investment property balances for the years ended December 31, 2025 and 2024:

	Year ended Dec. 31, 2025			Year ended Dec. 31, 2024
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of year	$60,093	$1,985	$62,078	$77,699	$5,216	$82,915
Changes resulting from:
Property acquisitions	2,977	229	3,206	7,775	235	8,010
Acquisitions from business combinations(1)	361	—	361	—	—	—
Capital expenditures	710	410	1,120	832	1,302	2,134
Property dispositions(2)	(2,501)	(38)	(2,539)	(1,602)	—	(1,602)
Fair value (losses) gains, net	(318)	155	(163)	(883)	377	(506)
Foreign currency translation	846	68	914	(1,351)	(40)	(1,391)
Transfers between commercial properties and commercial developments	414	(414)	—	445	(445)	—
Deconsolidation of India REIT(3)	(3,485)	(128)	(3,613)	—	—	—
Reclassification to assets held for sale and other changes	(4,425)	(5)	(4,430)	(2,601)	(14)	(2,615)
Reclassification of BSREP IV investments to assets held for sale(4)	—	—	—	(20,221)	(4,646)	(24,867)
Balance, end of year(5)	$54,672	$2,262	$56,934	$60,093	$1,985	$62,078
(1)Includes commercial properties acquired through business combinations during the year. See Note 3, Business Combinations, for more information.
(2)Property dispositions represent the carrying value on date of sale.
(3)In the first quarter of 2025, we sold a partial interest in India REIT, resulting in a loss of control and deconsolidation of this investment. Our retained interest is now accounted for under the equity method.
(4)See Note 32, Related Parties for further information on the Reclassification of BSREP IV investments to assets held for sale.
(5)Includes right-of-use assets related to commercial properties and commercial developments of $903 million and $24 million, respectively, as of December 31, 2025 (December 31, 2024 - $705 million and $22 million). Current lease liabilities of $162 million (2024 - $29 million) have been included in accounts payable and other liabilities and non-current lease liabilities of $717 million (2024 - $695 million) have been included in Other non-current liabilities.

Schedule of Key Valuation Metrics for Investment Properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2025			Dec. 31, 2024
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Office(1)	Discounted cash flow	6.7%	5.6%	11	7.0%	5.6%	11
Retail(2)	Discounted cash flow	7.1%	5.4%	10	7.1%	5.4%	10
LP Investments(3)(4)	Discounted cash flow	9.3%	5.8%	8	9.6%	6.7%	8
(1)Included in the partnership's total Office portfolio are 16 Super Core office and mixed-use complexes in key global markets with a weighted-average discount rate of 6.8% (December 31, 2024 - 6.7%).
(2)Included in the partnership's total Retail portfolio are 18 Super Core retail centers with a weighted-average discount rate of 6.2% (December 31, 2024 - 6.2%)
(3)The valuation method used to value multifamily and manufactured housing properties is the direct capitalization method. At December 31, 2025, the overall implied capitalization rate used for properties using the direct capitalization method was 5.2% (December 31, 2024 - 4.9%) except for certain multifamily investments valued using the discounted cash flow method.
(4)In the first quarter of 2025, we sold a partial interest in India REIT, resulting in a loss of control and deconsolidation of this investment. Our retained interest is now accounted for under the equity method.
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Schedule of Investment Properties Measured at Fair Value
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above in IFRS 13 Fair Value Measurement within Note 2(h), Summary of Material Accounting Policies, Fair value measurement.

	Dec. 31, 2025				Dec. 31, 2024
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Office	$—	$—	$18,114	$1,461	$—	$—	$18,360	$1,230
Retail	—	—	18,712	45	—	—	18,939	78
LP Investments	—	—	17,846	756	—	—	22,794	677
Total	$—	$—	$54,672	$2,262	$—	$—	$60,093	$1,985
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2025				Dec. 31, 2024
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	$—	$947	$1,868	$2,815	$42	$904	$2,470	$3,416
Securities designated as FVTOCI	210	—	35	245	—	—	38	38
Derivative assets	—	131	—	131	—	365	—	365
Total financial assets	$210	$1,078	$1,903	$3,191	$42	$1,269	$2,508	$3,819

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$81	$81	$—	$—	$208	$208
Derivative liabilities	—	212	—	212	—	471	—	471
Loan payable	—	6	—	6	—	16	—	16
Total financial liabilities	$—	$218	$81	$299	$—	$487	$208	$695
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2025 and 2024:

	Dec. 31, 2025		Dec. 31, 2024
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$2,508	$208	$2,987	$189
Additions	279	—	288	70
Dispositions	(627)	(3)	(100)	—
Fair value losses, net and OCI	(257)	(158)	(159)	(61)
Deconsolidation of BSREP IV Investments(1)	—	—	(52)	—
Other	—	34	(456)	10
Balance, end of year	$1,903	$81	$2,508	$208
(1)See Note 32, Related Parties for further information on the Deconsolidation of BSREP IV investments.

Schedule of Sensitivity Analysis
The following table presents a sensitivity analysis to the impact of a 25 basis point (“bps”) increase of the discount rate and terminal capitalization or overall implied capitalization rate (“ICR”) on fair values of the partnership’s commercial properties for the year ended December 31, 2025, for properties valued using the discounted cash flow or direct capitalization method, respectively:

	Dec. 31, 2025
(US$ Millions)	Impact of +25bps DR	Impact of +25bps TCR	Impact of +25bps DR and +25bps TCR or +25bps ICR
Office	$370	$594	$957
Retail	401	619	971
LP Investments(1)	258	401	715
Total	$1,029	$1,614	$2,643
(1)The valuation method used to value multifamily, self storage and manufactured housing properties is the direct capitalization method except for certain multifamily investments temporarily valued using the discounted cash flow method. The impact of the sensitivity analysis on the discount rate includes properties valued using the DCF method as well as properties valued using an overall implied capitalization rate under the direct capitalization method.